Summary of Significant Accounting Policies (Details) - Schedule of identifiable intangible assets	12 Months Ended
Dec. 31, 2021
Customer-Related [Member]
Indefinite-lived Intangible Assets [Line Items]
Amortization Basis	Straight-line basis
Customer-Related [Member] | Minimum [Member]
Indefinite-lived Intangible Assets [Line Items]
Expected Life (years)	5 years
Customer-Related [Member] | Maximum [Member]
Indefinite-lived Intangible Assets [Line Items]
Expected Life (years)	15 years
Marketing-Related [Member]
Indefinite-lived Intangible Assets [Line Items]
Amortization Basis	Straight-line basis
Marketing-Related [Member] | Minimum [Member]
Indefinite-lived Intangible Assets [Line Items]
Expected Life (years)	5 years
Marketing-Related [Member] | Maximum [Member]
Indefinite-lived Intangible Assets [Line Items]
Expected Life (years)	5 years